Average Annual Total Returns - Thrivent High Yield Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	2.76%	6.60%	5.93%	7.11%	8.59%	6.80%